Segment Information - Schedule of Significant Segment Expenses (Details) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Cash	$ 997,656	$ 1,277,337
Cash and marketable securities held in Trust Account	233,476,543	231,467,889
Operating and formation costs		236,214
General and administrative costs	273,726	1,260,211
Interest earned on marketable securities held in Trust Account	$ 2,008,654	$ 1,376,013